Stockholders' Deficit (Details)						3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2020	Apr. 15, 2020 $ / shares shares	Mar. 02, 2020 USD ($) shares	Feb. 19, 2020 USD ($) $ / shares	Apr. 05, 2018 shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Preferred and common stock
Amount of contributions received | $										$ 470,000
Percentage of annual cumulative return									8.00%
Amount of beneficial conversion feature | $										1,500,000
Accrued preferred dividends | $										19,000
Cumulative dividends | $									$ 62,000	62,000
Amount of dividends declared | $									$ 0	$ 0
Price per share (in dollars per share) | $ / shares									$ 12.05
Preferred shares, shares authorized (in shares)		2,696,439				10,000,000	10,000,000		2,696,439	2,696,439
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares, shares issued (in shares)									2,696,439	2,696,439
Preferred shares, shares outstanding (in shares)									2,696,439	2,696,439
Number of preferred stock convertible into common stock									1,557,435
Common stock, shares issued (in shares)						11,779,475	11,779,475		6,913,492	5,775,898
Common stock, shares outstanding (in shares)						6,913,492	6,913,492		6,913,492	5,775,898
Consideration for shares issued | $						$ 300,000	$ 300,000
Conversion ratio for common units were converted to shares of common stock	1
Reverse stock split ratio	0.5775898
Number of shares issued on conversion									1,137,594
Common stock issued in connection with conversion of notes payable | $						$ 1,159,500	$ 1,159,500	$ 3,412,782	$ 3,412,782
Third-party investor
Preferred and common stock
Amount of contributions received | $			$ 50,000
Preferred Units
Preferred and common stock
Number of shares issued (in shares)										940,000
Common Units [Member]
Preferred and common stock
Conversion ratio for common units were converted to shares of common stock									1
Tardimed
Preferred and common stock
Amount of contributions received | $				$ 600,000					$ 0	$ 470,000
Number of shares issued (in shares)					5,775,898
Percentage of allocation of research and development			50.00%
Percentage of allocation of general and administrative			50.00%
Amount of non-cash contributions received | $										$ 51,000
Number of preferred units and preferred shares exchanged for non-cash contributions										101,514
Common stock, shares issued (in shares)									10,000,000
Common stock, shares outstanding (in shares)									5,775,898	5,775,898
Tardimed | Preferred Units
Preferred and common stock
Number of preferred units converted into common stock										542,934
Price per share (in dollars per share) | $ / shares				$ 0.87
Number of preferred units converted into preferred stock		2,696,439
Tardimed | Common Units [Member]
Preferred and common stock
Number of shares issued (in shares)			100,000
Consideration for shares issued | $									$ 0